UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09481
                               HUNTINGTON VA FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)
                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)

                                   Copies to:
                             David C. Mahaffey, Esq.
                              Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

Registrant's telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005


Item 1. Schedule of Investments.




Huntington VA Dividend Capture Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


                   Shares or  Security
          Principal Amount   Description                                   Value

Common Stocks  (51.0%):
Consumer Discretionary  (3.1%):
                  11,000   Brunswick Corp.                         $     415,030
                   5,500   J.C. Penney Co., Inc.                         260,810
                   4,000   Sherwin-Williams Co.                          176,280
                  18,000   The Walt Disney Co.                           434,340
                                                                         -------
                                                                       1,286,460
                                                                       ---------
Consumer Staples  (1.0%):
                  13,000   SUPERVALU, Inc.                               404,560
                                                                         -------
Energy  (4.9%):
                   9,000   ChevronTexaco Corp.                           582,570
                  11,000   ConocoPhillips                                769,010
                  11,000   Exxon Mobil Corp.                             698,940
                                                                         -------
                                                                       2,050,520
                                                                       ---------
Financials  (15.0%):
                  10,000   Ace Ltd.                                      470,700
                  14,750   Allstate Corp.                                815,527
                  15,000   Bank of America Corp.                         631,500
                   2,000   Chubb Corp.                                   179,100
                  10,000   Hartford Financial Services Group,            771,700
                           Inc.
                  15,000   Jefferson-Pilot Corp.                         767,550
                  18,000   KeyCorp                                       580,500
                   8,000   Lincoln National Corp.                        416,160
                  10,000   Morgan Stanley Dean Witter & Co.              539,400
                  11,500   Safeco Corp.                                  613,870
                  11,000   Wachovia Corp.                                523,490
                                                                         -------
                                                                       6,309,497
                                                                       ---------
Health Care  (3.9%):
                  30,500   Bristol-Myers Squibb Co.                      733,830
                  12,500   PerkinElmer, Inc.                             254,625
                  18,000   Pfizer, Inc.                                  449,460
                   4,000   Wyeth                                         185,080
                                                                         -------
                                                                       1,622,995
                                                                       ---------
Industrials  (3.2%):
                   7,000   Burlington Northern Santa Fe Corp.            418,600
                   6,500   Deere & Co.                                   397,800
                  11,000   Louisiana-Pacific Corp.                       304,590
                   6,000   Raytheon Co.                                  228,120
                                                                         -------
                                                                       1,349,110
                                                                       ---------
Materials  (2.8%):
                  10,000   Georgia Pacific Corp.                         340,600
                   6,000   Inco Ltd.                                     284,100
                  15,000   Snap-On, Inc.                                 541,800
                                                                         -------
                                                                       1,166,500
                                                                       ---------
Real Estate Investment Trusts  (9.9%):
                  15,000   Bedford Property Investors, Inc.              357,600
                   4,000   Camden Property Trust                         223,000
                   4,000   CBL & Associates Properties, Inc.             163,960
                  11,000   Commercial NET Lease Realty                   220,000
                   3,000   Entertainment Properties                      133,890
                   8,500   Equity Inns, Inc.                             114,750
                   3,000   Equity Office Properties Trust                 98,130
                   9,500   Equity Residential Properties Trust           359,575
                   7,000   First Industrial Realty Trust, Inc.           280,350
                  16,000   Glenborough Realty Trust, Inc.                307,200
                   4,000   Health Care Real Estate Investment            148,360
                            Trust, Inc.
                   8,500   Heritage Property Investment                  297,500
                   7,500   Home Properties, Inc.                         294,375
                  20,000   HRPT Properties Trust                         248,200
                   2,000   Kimco Realty Corp.                             62,840
                   8,000   New Plan Excel Realty Trust                   183,600
                   3,500   Parkway Properties, Inc.                      164,220
                   4,500   Simon Property Group, Inc.                    333,540
                   5,500   Thornburg Mortgage, Inc. (c)                  137,830
                                                                         -------
                                                                       4,128,920
                                                                       ---------
Technology  (3.1%):
                   5,500   Emerson Electric Co.                          394,900
                  23,000   Intel Corp.                                   566,950
                   2,000   Microsoft Corp.                                51,460
                  14,000   Sabre Holdings Corp., Class A                 283,920
                                                                         -------
                                                                       1,297,230
                                                                       ---------
Telecommunications  (2.5%):
                  17,000   AT&T Corp.                                    336,600
                  19,000   BellSouth Corp.                               499,700
                   8,500   SBC Communications, Inc.                      203,745
                                                                         -------
                                                                       1,040,045
                                                                       ---------
Utilities  (1.6%):
                   5,000   American Electric Power Co., Inc.             198,500
                  16,000   Duke Energy Corp.                             466,720
                                                                         -------
                                                                         665,220
                                                                         -------
Total Common Stocks (Cost $20,145,648)                                21,321,057
                                                                      ----------

Preferred Stocks  (41.7%):
Consumer Discretionary  (1.0%):
                  15,000   The Walt Disney Co., 7.000%                   386,250
                   2,000   Viacom, Inc., 7.250%                           50,560
                                                                          ------
                                                                         436,810
                                                                         -------
Financials  (29.0%):
                  25,000   ABN Amro Capital Funding Trust V,             611,000
                           5.900%
                  16,400   Ace Ltd., Series C, 7.800%                    432,140
                  19,900   AMBAC Financial Group, 7.000%                 507,848
                  24,000   ASBC Capital I, 7.625%                        626,400
                     650   BancWest Capital I, 9.500%                     16,478
                   3,000   Chubb Corp., 7.000%                            97,950
                  30,000   Citigroup Capital Trust VIII, 6.950%          762,000
                  13,700   Comerica Capital Trust I, 7.600%              348,939
                  22,000   Compass Capital, 7.350%                       563,200
                  11,900   Everest Re Capital Trust, 7.850%              309,995
                  15,000   Fleet Capital Trust VII, 7.200%               382,500
                   6,900   Fleet Capital Trust VIII, 7.200%              176,985
                   5,000   Ford Motor Credit, 7.375%                      99,250
                  25,000   General Electric Capital Corp.,               636,500
                           6.100%
                   4,000   Goldman Sachs Group, Inc., Class              101,400
                           A, 3.910%
                  13,900   Hartford Life Capital II, Series B,           356,257
                           7.625%
                  20,000   J.P. Morgan Chase & Co., Series X,            514,200
                           7.000%
                  15,500   Lehman Brothers Holdings, Inc.,               407,495
                           6.500%
                  10,000   Lincoln National Capital V, Series E,         257,300
                            7.650%
                  21,000   Merrill Lynch Capital Trust V, 7.280%         552,300
                            (b)
                  21,100   Morgan Stanley Capital Trust II,              541,426
                           7.250%
                  26,000   National Commerce Capital Trust II,           670,540
                           7.700%
                  18,000   Partnerre Capital Trust I, 7.900%             460,260
                  12,400   PLC Capital Trust, 7.250%                     321,780
                   1,900   Provident Financial Group, Inc.,               51,262
                           8.375%
                  12,800   RenaissanceRe Holdings Ltd.,                  322,688
                           Series B, 7.300%
                  24,700   SLM Corp., 6.000%                             610,584
                  13,900   St. Paul Capital Trust, 7.600%                359,176
                   5,000   Suntrust Capital IV, 7.125%                   128,100
                   1,300   Torchmark Capital Trust I, 7.750%              33,800
                   5,000   Travelers Property Casualty Corp.,            120,300
                           4.500%
                  27,000   Wells Fargo Capital Trust II,                 687,960
                           7.000%                                        -------
                                                                      12,068,013
                                                                      ----------
Health Care  (1.4%):
                  23,000   Aetna, Inc., 8.500%                           593,630
                                                                         -------
Real Estate Investment Trusts  (2.6%):
                   1,400   Equity Residential Properties, Series          37,380
                            D, 8.600%
                  10,000   HRPT Properties Trust, Series A,              257,200
                           9.875%
                   2,000   Prologis Trust, Series F, 6.750%               50,400
                   5,000   Public Storage, Series F, 6.45%               120,750
                  25,000   Public Storage, Series R, 8.000%              639,000
                                                                         -------
                                                                       1,104,730
                                                                       ---------
Telecommunications  (1.3%):
                  19,000   SBC Communications, Inc.,                     481,460
                           7.000%
                   2,500   Verizon South, Inc., Series F,                 63,775
                           7.000%                                         ------
                                                                         545,235

Utilities  (6.4%):
                  16,700   BGE Capital Trust II, 6.200%                  422,510
                  20,000   Consolidated Edison Co., Inc.,                509,400
                           7.500%
                  19,000   Dominion CNG Capital Trust I,                 493,430
                           7.800%
                   6,000   Energy East Capital Trust I,                  155,400
                           8.250%
                  23,400   Entergy LA, Inc., 7.600%                      594,828
                  20,000   Georgia Power Capital, 7.125%                 515,200
                                                                         -------
                                                                       2,690,768
                                                                       ---------
Total Preferred Stocks (Cost $17,925,198)                             17,439,186
                                                                      ----------

Mutual Funds  (3.3%):
Exchange Traded Funds  (3.3%):
                  16,500   AMEX Technology SPDR                          344,850
                   8,500   SPDR Trust Series 1 Index Fund (c)          1,044,480
                                                                       ---------
Total Mutual Funds (Cost $1,227,729)                                   1,389,330
                                                                       ---------

Cash Equivalent  (3.7%):
               1,546,813   Huntington Money Market Fund,               1,546,813
                           Interfund Shares *                          ---------
Total Cash Equivalent (Cost $1,546,813)                                1,546,813
                                                                       ---------

  Shares or Principal
        Amount                                                             Value

Short-Term Securities Held as Collateral
for Securities Lending  (2.5%):
Commerical Paper (0.4%):
$     37,822  Cafco LLC, 3.74%, 11/21/2005                                37,822
      37,822  Ford Credit Floor Plan Master Owner Trust A,
              2002-1 Motown, 3.82%, 11/18/2005                            37,822
      15,234  Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005        15,234
      19,120  Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005        19,120
      26,160  Three Pillars Funding LLC, 3.70%, 10/14/2005                26,160
      15,969  Three Pillars Funding LLC, 3.80%, 10/28/2005                15,969
                                                                          ------
                                                                         152,127
                                                                         -------
Mutual Fund (0.0%):
         525  JP Morgan Institutional Prime Money Market Fund,
              3.61%, 10/03/2005                                              525
                                                                             ---

Repurchase Agreements (0.9%):
     151,287  JP Morgan Chase & Co., 3.88%, 10/03/2005                   151,287
      75,644  JP Morgan Chase & Co., 3.88%, 10/03/2005                    75,644
     156,540  UBS Securities LLC, 3.90%, 10/03/2005                      156,540
                                                                         -------
                                                                         383,471
                                                                         -------

Time Deposit (0.0%):
      22,696  Wells Fargo & Co., 3.94%, 10/03/2005                        22,696
                                                                          ------

Variable Rate Obligations (1.2%):
      37,717  Bank One Issuance Trust Class A, 2004-4,
              3.81%, 10/17/2005                                           37,717
      22,693  Bank One Issuance Trust Class A, 2003-1,
              3.82%, 10/17/2005                                           22,693
      25,845  Citibank Credit Card Issuance Trust, Class 2002-A9,
              Series 2000, 3.89%, 12/15/2005                              25,845

      12,082  Chase Credit Card Owner Trust Class A, 2004-2,
              3.81%, 10/17/2005                                           12,082
      37,822  Chase Credit Card Owner Trust Class A, 2004-2,
              3.81%, 10/17/2005                                           37,822

      18,911  Chase Credit Card Master Trust Class A, 2001-2,
              3.81%, 10/17/2005                                           18,911

      32,569  Chase Credit Card Owner Trust Class A, 2001-1,
              3.81%, 10/17/2005                                           32,569

       9,561  Chase Credit Card Owner Trust Class A, 2003-1,
              3.81%, 10/17/2005                                            9,561

       7,880  Chase Credit Card Owner Trust Class A, 2003-1,
              3.82%, 10/17/2005                                            7,880

      22,693  Chase Credit Card Owner Trust Class A, 2003-1,
              3.83%, 10/17/2005                                           22,693

      20,907  Daimler Chrysler Master Owner Trust, 2003-A,
              3.82%, 10/17/2005                                           20,907

      18,911  Deutsche Bank AG, 4.07%, 10/03/2005                         18,911

      18,911  Discover Card Master Trust Class A, 2003-1,
              3.83%, 10/17/2005                                           18,911

      20,382  Discover Card Master Trust Class A, 2001-2,
              3.82%, 10/17/2005                                           20,382

       7,144  General Electric Co., 4.15%, 7/15/2006                       7,144

      37,822  HBOS Treasury Services PLC, 4.04%, 12/30/2005               37,822

      37,822  JP Morgan Securities, Inc., 3.92%, 12/02/2005               37,822

       7,564  MBNA Master Credit Card Trust II Class A, 1997-K,
              3.81%, 10/17/2005                                            7,564

      45,386  MBNA Master Credit Card Trust II Class A, 2000-K,
              3.64%, 10/17/2005                                           45,386

      30,258  Merril Lynch & Co., Inc., 3.90%, 12/15/2005                 30,258

      18,907  Merril Lynch & Co., Inc., 4.07%, 10/03/2005                 18,907
                                                                          ------
                                                                         491,787
                                                                         -------


Total Short-Term Securities Held as Collateral For

Securities Lending (Cost $1,050,606)                                   1,050,606
                                                                       ---------






Total Investments (Cost $41,895,994) (a)   -   102.2%                 42,746,992
Liabilities in Excess of Other Assets   -   (2.2)%                     (936,379)

NET ASSETS   -   100.0%                                               41,810,613
                                                                      ==========
------------
See Notes to Portfolio of Investments.



Huntington VA Growth Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


                 Shares or    Security
          Principal Amount   Description                                  Value

Common Stocks  (114.8%):
Consumer Discretionary  (8.5%):
                   1,859   Carnival Corp.                            $   92,913
                  14,278   Home Depot, Inc.                             544,564
                   3,839   Kohl's Corp. (b)                             192,641
                     260   Liberty Global, Inc., Class A (b)              7,041
                     260   Liberty Global, Inc., Series C (b)             6,695
                   5,203   Liberty Media Corp. (b)                       41,884
                   1,931   Media General, Inc.                          112,017
                   7,677   Time Warner, Inc.                            139,030
                   8,438   Viacom, Inc.                                 278,538
                                                                        -------
                                                                       1,415,323
                                                                       ---------
Consumer Staples  (19.3%):
                   7,500   Anheuser Busch Cos., Inc.                    322,800
                   4,248   Colgate-Palmolive Co.                        224,252
                   3,112   J.M. Smuckers Co.                            151,056
                   8,110   PepsiCo, Inc.                                459,918
                  11,688   Procter & Gamble Co.                         694,968
                  10,675   SYSCO Corp.                                  334,875
                   3,441   Wal-Mart Stores, Inc.                        150,785
                  11,670   Walgreen Co.                                 507,062
                   5,290   William Wrigley J Co.                        380,245
                                                                        -------
                                                                       3,225,961
                                                                       ---------
Energy  (14.0%):
                   7,217   Anadarko Petroleum Corp.                      691,028
                   5,000   Exxon Mobil Corp.                             317,700
                   5,000   Kinder Morgan, Inc.                           480,800
                   5,000   Occidental Petroleum Corp.                    427,150
                   5,000   Schlumberger, Ltd.                            421,900
                                                                         -------
                                                                       2,338,578
                                                                       ---------
Financials  (3.6%):
                   2,591   American Express Co.                          148,827
                       1   Berkshire Hathaway, Inc. (b)                   82,000
                   4,237   St. Paul Cos., Inc.                           190,114
                   4,573   Washington Mutual, Inc. (c)                   179,353
                                                                         -------
                                                                         600,294
                                                                         -------
Health Care  (24.2%):
                   6,891   Abbott Laboratories                           292,178
                   5,000   Amgen, Inc. (b)                               398,351
                   7,500   Baxter International, Inc.                    299,025
                   2,700   Dentsply International, Inc.                  145,854
                     269   Hospira, Inc. (b)                              11,021
                   2,290   IMS Health, Inc.                               57,639
                   7,000   Invacare Corp.                                291,690
                   5,977   Johnson & Johnson                             378,225
                   1,968   Medco Health Solutions, Inc. (b)              107,905
                   2,015   Medtronic, Inc.                               108,044
                   2,648   Millipore Corp. (b)                           166,533
                  13,122   Pfizer, Inc.                                  327,656
                   4,000   Roche Hldgs Ltd.                              278,922
                  12,363   Schering-Plough Corp.                         260,241
                   6,530   Stryker Corp.                                 322,778
                   3,600   UnitedHealth Group, Inc.                      202,320
                   5,465   Wyeth                                         252,866
                   2,000   Zimmer Holdings, Inc. (b)                     137,780
                                                                         -------
                                                                       4,039,028
                                                                       ---------
Industrials  (15.3%):
                   9,587   Avery Dennison Corp.                          502,263
                  10,200   Cintas Corp.                                  418,710
                  26,975   General Electric Co.                          908,248
                   8,806   Illinois Tool Works, Inc.                     724,998
                                                                         -------
                                                                       2,554,219
                                                                       ---------
Materials  (2.8%):
                   5,205   Du Pont (E.I.) de Nemours & Co.               203,880
                   8,029   Ecolab, Inc.                                  256,366
                                                                         -------
                                                                         460,246
                                                                         -------
Technology  (26.4%):
                   7,684   Analog Devices, Inc.                          285,384
                     663   Applied Materials, Inc.                        11,244
                   7,887   Automatic Data Processing, Inc.               339,456
                  14,594   Cisco Systems, Inc. (b)                       261,670
                  10,000   Computer Sciences Corp. (b)                   473,099
                   8,698   Dell, Inc. (b)                                297,472
                   8,340   EMC Corp. (b)                                 107,920
                   6,712   Hewlett Packard Co.                           195,990
                  17,764   Intel Corp.                                   437,883
                   2,999   International Business Machines               240,580
                           Corp.
                   7,500   Iron Mountain, Inc. (b)                       275,250
                  29,508   Microsoft Corp.                               759,240
                   6,100   Molex, Inc.                                   162,748
                     342   Network Appliance, Inc. (b)                     8,119
                  14,980   Oracle Corp. (b)                              185,602
                   6,930   Qualcomm, Inc.                                310,118
                   2,201   Solectron Corp. (b)                             8,606
                   1,493   Texas Instruments, Inc.                        50,613
                                                                          ------
                                                                       4,410,994
                                                                       ---------
Telecommunications  (0.7%):
                     520   Discovery Holding Co., Class A (b)              7,509
                   4,308   Vodafone Group PLC.                           111,879
                                                                         -------
                                                                         119,388
                                                                         -------
Utilities  (0.0%):
                     187   Duke Energy Corp.                               5,455
                                                                           -----
Total Common Stocks (Cost $17,740,657)                                19,169,486
                                                                      ----------

Mutual Funds  (1.4%):
Exchange Traded Funds  (1.4%):
                   2,675   NASDAQ 100 Index Fund                         105,556
                   1,020   SPDR Trust Series 1 Index Fund                125,337
                                                                         -------
Total Mutual Fund (Cost $177,194)                                        230,893
                                                                         -------

Cash Equivalent  (2.9%):
                 484,538   Huntington Money Market Fund,                 484,538
                           Interfund Shares *                            -------

Total Cash Equivalent (Cost $484,538)                                    484,538
                                                                         -------

 Shares or Principal
       Amount                                                              Value



Short-Term Securities Held as Collateral

for Securities Lending (1.0%):

Commerical Paper  (0.1%):

$     6,308  Cafco LLC, 3.74%, 11/21/2005                                  6,308

      6,308  Ford Credit Floor Plan Master Owner Trust A, 2002-1
             Motown, 3.82%,  11/18/2005                                    6,308


      2,541  Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005          2,541

      3,188  Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005          3,188

      4,363  Three Pillars Funding LLC, 3.70%, 10/14/2005                  4,363

      2,663  Three Pillars Funding LLC, 3.80%, 10/28/2005                  2,663
                                                                           -----
                                                                          25,371
                                                                          ------


Mutual Fund (0.0%):

         88  JP Morgan Institutional Prime Money Market Fund,
             3.61%, 10/03/2005                                                88
                                                                              --




Repurchase Agreements (0.4%):

      25,232  JP Morgan Chase & Co., 3.88%, 10/03/2005                    25,232

      12,616  JP Morgan Chase & Co., 3.88%, 10/03/2005                    12,616

      26,109  UBS Securities LLC, 3.90%, 10/03/2005                       26,109
                                                                          ------
                                                                          63,957
                                                                          ------


Time Deposit (0.0%):

       3,788  Wells Fargo & Co., 3.94%, 10/03/2005                         3,788



Variable Rate Obligations (0.5%):

       6,291  Bank One Issuance Trust Class A, 2004-4,
              3.81%, 10/17/2005                                            6,291

       3,785  Bank One Issuance Trust Class A, 2003-1,
              3.82%, 10/17/2005                                            3,785

       4,311  Citibank Credit Card Issuance Trust, Class 2002-A9,
              Series 2000, 3.89%, 12/15/2005                               4,311


       2,015  Chase Credit Card Owner Trust Class A, 2004-2,
              3.81%, 10/17/2005                                            2,015

       6,308  Chase Credit Card Owner Trust Class A, 2004-2,
              3.81%, 10/17/2005                                            6,308

       3,154  Chase Credit Card Master Trust Class A, 2001-2,
              3.81%, 10/17/2005                                            3,154

       5,432  Chase Credit Card Owner Trust Class A, 2001-1,
              3.81%, 10/17/2005                                            5,432

        1,595  Chase Credit Card Owner Trust Class A, 2003-1,
               3.81%, 10/17/2005                                           1,595

        1,314  Chase Credit Card Owner Trust Class A, 2003-1,
               3.82%, 10/17/2005                                           1,314

        3,785  Chase Credit Card Owner Trust Class A, 2003-1,
               3.83%, 10/17/2005                                           3,785

        3,487  Daimler Chrysler Master Owner Trust, 2003-A,
               3.82%, 10/17/2005                                           3,487

        3,154  Deutsche Bank AG, 4.07%, 10/03/2005                         3,154

        3,154  Discover Card Master Trust Class A, 2003-1,
               3.83%, 10/17/2005                                           3,154

        3,399  Discover Card Master Trust Class A, 2001-2,
               3.82%, 10/17/2005                                           3,399

        1,192  General Electric Co., 4.15%, 7/15/2006                      1,192

        6,308  HBOS Treasury Services PLC, 4.04%, 12/30/2005               6,308

        6,308  JP Morgan Securities, Inc., 3.92%, 12/02/2005               6,308

        1,262  MBNA Master Credit Card Trust II Class A, 1997-K,
               3.81%, 10/17/2005                                           1,262

        7,570  MBNA Master Credit Card Trust II Class A, 2000-K,
               3.64%, 10/17/2005                                           7,570

        5,046  Merril Lynch & Co., Inc., 3.90%, 12/15/2005                 5,046

        3,151  Merril Lynch & Co., Inc., 4.07%, 10/03/2005                 3,151
                                                                           -----
                                                                          82,021
                                                                          ------


Total Short-Term Securities Held as Collateral For

Securities Lending (Cost $175,225)                                       175,225
                                                                         -------



Total Investments (Cost $18,577,614) (a)   -   120.1%                 20,060,142
Liabilities in Excess of Other Assets   -   (20.1)%                   3,361,358)
                                                                      ----------

NET ASSETS   -   100.0%                                               16,698,784
                                                                      ==========
------------
See Notes to Portfolio of Investments.



Huntington VA Income Equity Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


               Shares or      Security
          Principal Amount   Description                                   Value

Common Stocks  (99.1%):
Consumer Discretionary  (9.0%):
                       1   Federated Department Stores, Inc.     $            40
                   7,600   Fortune Brands, Inc.                          618,108
                   4,800   Gannett Co., Inc.                             330,384
                  20,100   Genuine Parts Co.                             862,290
                  24,100   Pearson PLC ADR                               282,693
                  14,600   Thompson Corp.                                547,646
                   6,400   V.F. Corp.                                    371,008
                                                                         -------
                                                                       3,012,169
                                                                       ---------
Consumer Staples  (2.3%):
                  10,700   ConAgra Foods, Inc.                           264,825
                   4,100   Molson Coors Brewing Co., Class B             262,441
                  12,300   Sara Lee Corp.                                233,085
                                                                         -------
                                                                         760,351
                                                                         -------
Energy  (13.0%):
                  19,400   ChevronTexaco Corp.                         1,255,762
                  19,900   ConocoPhillips                              1,391,209
                  15,900   Occidental Petroleum Corp.                  1,358,337
                   8,200   Progress Energy, Inc.                         366,950
                                                                         -------
                                                                       4,372,258
                                                                       ---------
Financials  (32.6%):
                  22,600   AmSouth Bancorporation                        570,876
                  25,300   Bank of America Corp.                       1,065,130
                  18,300   BB&T Corp.                                    714,615
                  26,100   Citigroup, Inc.                             1,188,072
                  10,300   Comerica, Inc.                                606,670
                  27,100   J.P. Morgan Chase & Co.                       919,503
                  20,000   Lincoln National Corp.                      1,040,400
                   7,800   MBNA Corp.                                    192,192
                  30,500   National City Corp.                         1,019,920
                  26,900   Regions Financial Corp.                       837,128
                   8,700   SunTrust Banks, Inc.                          604,215
                  18,500   Unitrin, Inc.                                 878,010
                   9,100   Wachovia Corp.                                433,069
                  23,000   Washington Mutual, Inc. (c)                   902,060
                                                                         -------
                                                                      10,971,860
                                                                      ----------
Health Care  (8.1%):
                  23,700   Bristol-Myers Squibb Co.                      570,222
                  23,200   Merck & Co., Inc.                             631,272
                  37,100   Pfizer, Inc.                                  926,387
                  12,600   Wyeth                                         583,002
                                                                         -------
                                                                       2,710,883
                                                                       ---------
Industrials  (8.1%):
                  26,500   General Electric Co.                          892,255
                  16,800   Pitney Bowes, Inc.                            701,232
                  30,900   R.R. Donnelley & Sons Co.                   1,145,463
                                                                       ---------
                                                                       2,738,950
                                                                       ---------
Materials  (6.4%):
                  18,900   Boston Scientific Corp. (b)                   441,693
                  16,000   Monsanto Co.                                1,004,000
                  12,200   PPG Industries, Inc.                          722,118
                                                                         -------
                                                                       2,167,811
                                                                       ---------
Real Estate Investment Trusts  (2.1%):
                  11,700   Equity Office Properties Trust                382,707
                   8,600   Equity Residential Properties Trust           325,510
                                                                         -------
                                                                         708,217
                                                                         -------
Technology  (7.1%):
                   9,300   Automatic Data Processing, Inc.               400,272
                   7,800   Diebold, Inc.                                 268,788
                   9,700   First Data Corp.                              388,000
                  18,800   Intel Corp.                                   463,420
                  16,000   Microsoft Corp.                               411,680
                  27,900   Nokia Corp.                                   471,789
                                                                         -------
                                                                       2,403,949
                                                                       ---------
Telecommunications  (6.0%):
                  16,300   Alltel Corp.                                1,061,293
                  12,400   SBC Communications, Inc.                      297,228
                  15,000   Sprint Corp.                                  356,700
                   8,900   Verizon Communications, Inc.                  290,941
                                                                         -------
                                                                       2,006,162
                                                                       ---------
Utilities  (4.4%):
                  10,800   Consolidated Edison, Inc.                     524,340
                  19,200   Duke Energy Corp.                             560,064
                   7,500   Exelon Corp.                                  400,800
                                                                         -------
                                                                       1,485,204
                                                                       ---------
Total Common Stocks (Cost $29,565,758)                                33,337,814
                                                                      ----------

Commercial Paper  (1.5%):
Industrials  (1.5%):
                 500,000   General Electric Co., 3.940%,                 500,000
                                                                         -------
                           12/29/05
Total Commercial Paper (Cost $500,000)                                   500,000
                                                                         -------

Cash Equivalent  (1.6%):
                 529,614   Huntington Money Market Fund,                 529,614
                           Interfund Shares *                            -------

Total Cash Equivalent (Cost $529,614)                                    529,614
                                                                         -------


 Shares or Principal
       Amount                                                              Value


Short-Term Securities Held as Collateral for Securities Lending (1.3%):

Commerical Paper (0.2%):

  16,284  Cafco LLC, 3.74%, 11/21/2005                                    16,284

  16,284  Ford Credit Floor Plan Master Owner Trust A,
          2002-1 Motown, 3.82%, 11/18/2005                                16,284


   6,559  Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005             6,559

   8,230  Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005             8,230

  11,263  Three Pillars Funding LLC, 3.70%, 10/14/2005                    11,263

   6,875  Three Pillars Funding LLC, 3.80%, 10/28/2005                     6,875
                                                                           -----
                                                                          65,495
                                                                          ------


Mutual Fund (0.0%):

     226  JP Morgan Institutional Prime Money Market Fund,
          3.61%, 10/03/2005                                                  226
                                                                             ---




Repurchase Agreements (0.5%):

   65,135  JP Morgan Chase & Co., 3.88%, 10/03/2005                       65,135

   32,567  JP Morgan Chase & Co., 3.88%, 10/03/2005                       32,567

   67,395  UBS Securities LLC, 3.90%, 10/03/2005                          67,395
                                                                          ------
                                                                         165,097
                                                                         -------


Time Deposit (0.0%):

     9,773  Wells Fargo & Co., 3.94%, 10/03/2005                           9,773



Variable Rate Obligations (0.6%):

    16,238  Bank One Issuance Trust Class A, 2004-4, 3.81%,
            10/17/2005                                                    16,238

     9,770  Bank One Issuance Trust Class A, 2003-1, 3.82%,
            10/17/2005                                                     9,770

    11,127  Citibank Credit Card Issuance Trust, Class 2002-A9,
            Series 2000, 3.89%, 12/15/2005                                11,127


     5,202  Chase Credit Card Owner Trust Class A, 2004-2,
            3.81%, 10/17/2005                                              5,202

    16,284  Chase Credit Card Owner Trust Class A, 2004-2,
            3.81%, 10/17/2005                                             16,284

     8,142  Chase Credit Card Master Trust Class A, 2001-2,
            3.81%, 10/17/2005                                              8,142

   14,022  Chase Credit Card Owner Trust Class A, 2001-1,
           3.81%, 10/17/2005                                              14,022

     4,116  Chase Credit Card Owner Trust Class A, 2003-1,
            3.81%, 10/17/2005                                              4,116

     3,392  Chase Credit Card Owner Trust Class A, 2003-1,
            3.82%, 10/17/2005                                              3,392

     9,770  Chase Credit Card Owner Trust Class A, 2003-1,
            3.83%, 10/17/2005                                              9,770

     9,001  Daimler Chrysler Master Owner Trust, 2003-A,
            3.82%, 10/17/2005                                              9,001

     8,142  Deutsche Bank AG, 4.07%, 10/03/2005                            8,142

     8,142  Discover Card Master Trust Class A, 2003-1,
            3.83%, 10/17/2005                                              8,142

     8,775  Discover Card Master Trust Class A, 2001-2,
            3.82%, 10/17/2005                                              8,775

     3,076  General Electric Co., 4.15%, 7/15/2006                         3,076

    16,284  HBOS Treasury Services PLC, 4.04%, 12/30/2005                 16,284

    16,284  JP Morgan Securities, Inc., 3.92%, 12/02/2005                 16,284

     3,257  MBNA Master Credit Card Trust II Class A, 1997-K,
            3.81%, 10/17/2005                                              3,257

    19,540  MBNA Master Credit Card Trust II Class A, 2000-K,
            3.64%, 10/17/2005                                             19,540

    13,028  Merril Lynch & Co., Inc., 3.90%, 12/15/2005                   13,028

     8,142  Merril Lynch & Co., Inc., 4.07%, 10/03/2005                    8,142
                                                                           -----
                                                                         211,734
                                                                         -------


Total Short-Term Securities Held as Collateral For

Securities Lending (Cost $452,325)                                       452,325
                                                                         -------









Total Investments (Cost $31,047,697) (a)   -   103.5%                 34,819,753
Liabilities in Excess of Other Assets   -   (3.5)%                   (1,189,140)
                                                                     -----------

NET ASSETS   -   100.0%                                        $      33,630,613
                                                                      ==========
------------
See Notes to Portfolio of Investments.


Huntington VA International Equity Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


                              Security
               Shares        Description                                   Value

Common Stocks  (92.0%):
Brazil  (1.1%):
Energy  (1.1%):
                     240   Petroleo Brasileiro SA ADR          $          17,158
                                                                          ------
Canada  (5.1%):
Energy  (1.1%):
                     300   Encana Corp. ADR                               17,493
                                                                          ------
Industrials  (2.5%):
                     545   Canadian National Railway Co.                  38,690
                                                                          ------
Materials  (1.5%):
                     700   Alcan, Inc.                                    22,211
                                                                          ------
                                                                          78,394
                                                                          ------
Finland  (3.3%):
Materials  (1.3%):
                   1,000   UPM Kymmene OYJ ADR                            20,120
                                                                          ------
Telecommunications  (2.0%):
                   1,800   Nokia OYJ ADR                                  30,438
                                                                          ------
                                                                          50,558
                                                                          ------
France  (7.2%):
Consumer Staples  (2.4%):
                   1,640   Groupe Danone ADR                              35,751
                                                                          ------
Energy  (1.7%):
                     195   Total SA ADR                                   26,485
                                                                          ------
Financials  (2.0%):
                   1,109   Axa ADR                                        30,531
                                                                          ------
Utilities  (1.1%):
                     590   Suez SA ADR                                    17,122
                                                                          ------
                                                                         109,889
                                                                         -------
Germany  (3.9%):
Consumer Discretionary  (1.5%):
                      85   Puma AG Rudolf Dassler Sport                   23,064
                                                                          ------
                           ADR
Technology  (2.4%):
                     850   SAP AG ADR                                     36,831
                                                                          ------
                                                                          59,895
                                                                          ------
Hong Kong  (1.5%):
Financials  (1.5%):
                   7,800   Bank of East Asia Ltd. ADR                     22,824
                                                                          ------
Ireland  (1.8%):
Financials  (1.8%):
                     635   Allied Irish Banks PLC ADR                     27,115
                                                                          ------
Japan  (21.2%):
Consumer Discretionary  (5.0%):
                     501   Canon, Inc. ADR                                27,184
                   1,000   Honda Motor Co., LTD. ADR                      28,400
                   1,320   Shiseido Co. Ltd. ADR                          19,053
                                                                          ------
                                                                          74,637
                                                                          ------
Electronics  (2.3%):
                   2,475   Sharp Corp. ADR                                35,900
                                                                          ------
Financials  (2.9%):
                   3,458   Mitsubishi Tokyo Financial Group,              45,058
                                                                          ------
                           Inc. ADR
Health Care  (3.0%):
                     100   Eisai Co. Ltd.                                  4,273
                     450   Eisai Co., Ltd. ADR                            19,256
                     700   Terumo Corp.                                   22,511
                                                                          ------
                                                                          46,040
                                                                          ------
Industrials  (3.9%):
                     650   Komatsu Ltd. ADR                               35,464
                   1,390   Matsushita Electric Industrial Co.             23,783
                           Ltd. ADR                                       ------
                                                                          59,247
                                                                          ------
Technology  (2.3%):
                     370   Secom Co., Ltd. ADR                            35,649
                                                                          ------
Utilities  (1.8%):
                   1,100   The Tokyo Electric Power Co., Inc.             27,815
                                                                          ------
                                                                         324,346
                                                                         -------
Mexico  (1.9%):
Materials  (1.9%):
                     553   Cemex SA ADR                                   28,922
                                                                          ------
Netherlands  (4.5%):
Consumer Discretionary  (2.6%):
                   1,328   ING Group NV ADR                               39,561
                                                                          ------
Industrials  (1.9%):
                   1,185   TPG NV ADR                                     29,732
                                                                          ------
                                                                          69,293
                                                                          ------
Netherlands Antilles  (1.9%):
Energy  (1.9%):
                     350   Schlumberger Ltd. ADR                          29,533
                                                                          ------
Norway  (2.1%):
Telecommunications  (2.1%):
                   3,632   Telenor ASA                                    32,449
                                                                          ------
Singapore  (2.4%):
Telecommunications  (2.4%):
                   2,564   Singapore Telecommunications Ltd.              37,181
                                                                          ------
                           ADR
Spain  (3.3%):
Financials  (0.6%):
                     550   Banco Bilbao Vizcaya SA ADR                     9,647
                                                                           -----
Telecommunications  (2.7%):
                     824   Telefonica SA ADR                              40,640
                                                                          ------
                                                                          50,287
                                                                          ------
Sweden  (4.1%):
Consumer Discretionary  (2.2%):
                     725   Electrolux AB, Series B ADR                    34,048
                                                                          ------
Financials  (1.9%):
                   1,200   ForeningsSparbanken AB                         29,028
                                                                          ------
                                                                          63,076
                                                                          ------
Switzerland  (4.0%):
Health Care  (2.5%):
                     740   Novartis AG ADR                                37,740
                                                                          ------
Materials  (1.5%):
                   1,100   Syngenta AG ADR                                23,100
                                                                          ------
                                                                          60,840
                                                                          ------
United Kingdom  (22.7%):
Consumer Discretionary  (3.4%):
                   1,317   Boots Group PLC ADR                            28,355
                   1,444   Tesco PLC ADR                                  23,719
                                                                          ------
                                                                          52,074
                                                                          ------
Consumer Staples  (2.8%):
                   1,043   Cadbury Schweppes PLC ADR                      42,481
                                                                          ------
Energy  (1.8%):
                     385   BP Amoco PLC ADR                               27,277
                                                                          ------
Financials  (1.8%):
                     667   Barclays PLC ADR                               27,200
                                                                          ------
Health Care  (2.5%):
                     745   GlaxoSmithkline PLC ADR                        38,204
                                                                          ------
Industrials  (5.5%):
                     496   Bunzl PLC ADR                                  25,296
                   2,400   Pearson PLC ADR                                28,152
                   1,415   Tomkins PLC ADR                                29,120
                                                                          ------
                                                                          82,568
Materials  (3.1%):
                   2,950   Filtrona PLC                                   14,255
                     205   Rio Tinto PLC ADR                              33,682
                                                                          ------
                                                                          47,937
Utilities  (1.8%):
                   1,525   Scottish & Southern Energy PLC                 27,761
                           ADR                                            ------
                                                                         345,502
                                                                         -------
Total Common Stocks (Cost $1,281,541)                                  1,407,262
                                                                       ---------

Mutual Funds  (3.3%):
India  (1.0%):
Management Investment Operation  (1.0%):
                     340   Morgan Stanley India Investment                14,640
                           Fund                                           ------
Japan  (1.3%):
Management Investment Operation  (1.3%):
                   1,700   iShares MSCI Japan  Index Fund                 20,723
                                                                          ------
South Korea  (1.0%):
Management Investment Operation  (1.0%):
                     375   iShares MSCI, South Korea Index                14,794
                           Fund                                           ------
Total Mutual Funds (Cost $42,217)                                         50,157
                                                                          ------



Total Investments (Cost $1,323,758) (a)   -   95.3%                    1,457,419
Other Assets in Excess of Liabilities   -   4.7%                          72,133
                                                                          ------

NET ASSETS   -   100.0%                                             $  1,529,552
                                                                       =========
------------
See Notes to Portfolio of Investments.


Huntington VA Macro 100 Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


                              Security
               Shares        Description                                   Value

Common Stocks  (95.8%):
Consumer Discretionary  (19.3%):
                   2,000   3M Co.                                 $      146,720
                   2,000   AutoNation, Inc. (b)                          39,940
                     400   AutoZone, Inc. (b)                            33,300
                   1,400   Bed Bath & Beyond, Inc. (b)                   56,252
                   1,400   Darden Restaurants, Inc.                      42,518
                   3,500   Ebay, Inc. (b)                               144,200
                   1,300   Genuine Parts Co.                             55,770
                   2,100   Hilton Hotels Corp.                           46,872
                   5,400   Home Depot, Inc.                             205,956
                   2,200   Limited Brands, Inc.                          44,946
                   1,200   Liz Claiborne, Inc.                           47,184
                   2,100   Lowe's Cos., Inc.                            135,240
                     700   Reebok International Ltd.                     39,599
                   1,500   Starbucks Corp. (b)                           75,150
                   2,500   TJX Companies, Inc.                           51,200
                   1,200   UST, Inc.                                     50,232
                   1,100   Wendy's International, Inc.                   49,665
                   1,300   YUM! Brands, Inc.                             62,933
                                                                         ------
                                                                      1,327,677
                                                                      ---------
Consumer Staples  (4.1%):
                     600   Brown-Forman Corp.                            35,724
                   2,300   Coca-Cola Enterprises, Inc.                   44,850
                   1,500   Constellation Brands, Inc. (b)                39,000
                   1,600   Pepsi Bottling Group, Inc.                    45,680
                     600   Reynolds American, Inc.                       49,812
                   3,100   Staples, Inc.                                 66,092
                                                                         ------
                                                                        281,158
                                                                        --------
Financials  (24.1%):
                     500   Bear Stearns Companies, Inc.                  54,875
                   1,100   Capital One Financial Corp.                   87,472
                   1,000   Compass Bancshares, Inc.                      45,830
                   2,000   Countrywide Credit Industries, Inc.           65,960
                   3,100   E*Trade Group, Inc. (b)                       54,560
                   1,100   First Horizon National Corp.                  39,985
                     800   Franklin Resources, Inc.                      67,168
                   1,200   Golden West Financial Corp.                   71,268
                   1,300   Goldman Sachs Group, Inc.                    158,054
                   1,000   Lehman Brothers Holdings, Inc.               116,480
                   1,300   Marshall & Ilsley Corp.                       56,563
                   2,500   Merrill Lynch & Co., Inc.                    153,375
                   1,400   Moody's Corp.                                 71,512
                   3,000   Morgan Stanley                               161,820
                   1,400   Principal Financial Group                     66,318
                   1,600   SLM Corp.                                     85,824
                     600   T. Rowe Price Group, Inc.                     39,180
                   5,100   The Charles Schwab Corp.                      73,593
                   4,000   Wachovia Corp.                               190,360
                                                                        -------
                                                                      1,660,197
                                                                      ---------
Health Care  (3.3%):
                     400   Bausch & Lomb, Inc.                           32,272
                   1,700   Caremark Rx, Inc. (b)                         84,881
                   1,000   Express Scripts, Inc. (b)                     62,200
                   1,600   Thermo Electron Corp. (b)                     49,440
                                                                         ------
                                                                        228,793
                                                                        -------
Industrials  (8.8%):
                     800   Avery Dennison Corp.                          41,912
                   1,300   Danaher Corp.                                 69,979
                   1,400   Dover Corp.                                   57,106
                     800   Eaton Corp.                                   50,840
                   1,700   Ingersoll Rand Co.                            64,991
                     400   ITT Industries, Inc.                          45,440
                   1,400   Pall Corp.                                    38,500
                     600   Parker Hannifin Corp.                         38,586
                   1,300   Pitney Bowes, Inc.                            54,262
                   1,100   Rockwell International Corp.                  58,190
                     600   Textron, Inc.                                 43,032
                     600   Vulcan Materials Co.                          44,526
                                                                         ------
                                                                        607,364
                                                                        -------
Materials  (1.6%):
                   1,300   Freeport-McMoran Copper & Gold,               63,167
                           Inc., Class B
                   1,100   Sherwin-Williams Co.                          48,477
                                                                         ------
                                                                        111,644
                                                                        -------
Technology  (32.5%):
                   2,100   Adobe Systems, Inc.                           62,685
                   2,500   Advanced Micro Devices, Inc. (b)              63,000
                   1,000   Affiliated Computer Services, Inc.            54,600
                           (b)
                   2,300   Altera Corp. (b)                              43,953
                   1,600   Analog Devices, Inc.                          59,424
                   2,900   Andrew Corporation (b)                        32,335
                  12,000   Applied Micro Circuits Corp. (b)              36,000
                   1,500   Autodesk, Inc.                                69,660
                   2,100   BMC Software, Inc. (b)                        44,310
                   1,500   Broadcom Corp., Class A (b)                   70,365
                  15,900   Ciena Corp. (b)                               41,976
                   1,800   Citrix Systems, Inc. (b)                      45,252
                   2,300   Computer Associates International,            63,963
                           Inc.
                   5,100   Compuware Corp. (b)                           48,450
                   1,800   Comverse Technology, Inc. (b)                 47,286
                   1,300   Electronic Arts, Inc. (b)                     73,957
                     600   Fisher Scientific International, Inc.         37,230
                           (b)
                   1,200   Intuit, Inc. (b)                              53,772
                   1,500   Jabil Circuit, Inc. (b)                       46,380
                  24,800   JDS Uniphase Corp. (b)                        55,056
                   1,600   Linear Technology Corp.                       60,144
                   1,600   Maxim Integrated Products, Inc.               68,240
                   1,200   Mercury Interactive Corp. (b)                 47,520
                   2,100   National Semiconductor Corp.                  55,230
                   6,100   Novell, Inc. (b)                              45,445
                  11,800   Oracle Corp. (b)                             146,202
                   5,700   Parametric Technology Corp. (b)               39,729
                   3,800   PMC-Sierra, Inc. (b)                          33,478
                   1,300   QLogic Corp. (b)                              44,460
                   4,300   Qualcomm, Inc.                               192,424
                   1,300   Scientific-Atlanta, Inc.                      48,763
                   4,900   Siebel Systems, Inc.                          50,617
                   4,100   Symantec Corp. (b)                            92,906
                   1,600   Tektronix, Inc.                               40,368
                   5,700   Unisys Corp. (b)                              37,848
                   1,900   Xilinx, Inc.                                  52,915
                   3,700   Yahoo, Inc. (b)                              125,208
                                                                        -------
                                                                      2,231,151
                                                                      ---------
Telecommunications  (2.1%):
                   4,900   Avaya, Inc. (b)                               50,470
                   4,002   Sprint Corp.                                  95,168
                                                                         ------
                                                                        145,638
                                                                        -------
Total Common Stocks (Cost $6,378,144)                                 6,593,622
                                                                      ---------

Cash Equivalent  (4.2%):
                 286,055   Huntington Money Market Fund,                286,055
                           Interfund Shares *                           -------
Total Cash Equivalent (Cost $286,055)                                   286,055
                                                                        -------



Total Investments (Cost $6,664,199) (a)   -   100.0%                  6,879,677
Other Assets in Excess of Liabilities   -   0.0%                            916
                                                                            ---

NET ASSETS   -   100.0%                                               6,880,593
                                                                      =========
------------
See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


Shares or           Security
Principal Amount   Description                                            Value

Common Stocks  (85.9%):
Consumer Discretionary  (13.5%):
   2,349   Abercrombie & Fitch Co., Class A                              117,098
   4,350   AnnTaylor Stores Corp. (b)                                    115,493
   4,200   Beazer Homes USA, Inc. (c)                                    246,414
   1,900   BorgWarner, Inc.                                              107,274
   1,400   Boyd Gaming Corp.                                              60,368
   2,000   Brunswick Corp.                                                75,460
     500   Career Education Corp. (b)                                     17,780
   2,000   Centex Corp.                                                  129,160
   1,087   Cooper Tire & Rubber Co.                                       16,598
     700   Cummins Engine, Inc.                                           61,593
   4,000   D. R. Horton, Inc.                                            144,880
   1,000   Dollar General Corp.                                           18,340
     700   Dorel Industries, CL B (b)                                     18,753
     600   Harman International Industries,                               61,362
           Inc.
     400   Hilton Hotels Corp.                                             8,928
     300   Hovnanian Enterprises (b)                                      15,360
     700   Intrawest Corp.                                                19,110
     700   Leggett & Platt, Inc.                                          14,140
     400   Lennar Corp.                                                   23,904
   3,444   Liz Claiborne, Inc.                                           135,418
   3,100   Mohawk Industries, Inc. (b)                                   248,775
   3,300   NBTY, Inc. (b)                                                 77,550
   1,200   Nieman Marcus Group, Inc.                                     119,940
   4,358   Nordstrom, Inc.                                               149,567
   1,000   Pacific Sunwear of California, Inc.                            21,440
           (b)
   1,300   PETsMART, Inc.                                                 28,314
     700   Polo Ralph Lauren Corp.                                        35,210
   7,844   Pulte Homes, Inc.                                             336,664
   2,300   Reebok International Ltd.                                     130,111
   4,482   Royal Caribbean Cruises Ltd.                                  193,622
   1,678   Ruby Tuesday, Inc.                                             36,513
   3,300   Sonic Automotives, Inc.                                        73,326
     900   Starwood Hotels & Resorts                                      51,453
           Worldwide, Inc.
     700   Stein Mart, Inc.                                               14,210
     700   Technical Olympic USA, Inc.                                    18,312
   1,493   The Stanley Works                                              69,693
     700   The Warnaco Group, Inc. (b)                                    15,337
   1,400   UniFirst Corp.                                                 49,098
   1,030   Whirlpool Corp.                                                78,043
   1,000   Wolverine World Wide, Inc.                                     21,050
   3,400   Zales Corp. (b)                                                92,412
                                                                          ------
                                                                       3,268,073
                                                                       ---------
Consumer Staples  (2.9%):
     700   Applebee's International, Inc.                                 14,483
   3,730   Church & Dwight Co., Inc.                                     137,786
   2,600   Constellation Brands, Inc. (b)                                 67,600
   1,500   McCormick & Co., Inc.                                          48,945
   1,660   Molson Coors Brewing Co., Class B                             106,257
   2,111   Ralcorp Holding, Inc.                                          88,493
   2,200   Smithfield Foods, Inc. (b)                                     65,296
   2,600   Spectrum Brands, Inc. (b)                                      61,230
   1,934   SUPERVALU, Inc.                                                60,186
   2,770   Tyson Foods, Inc., Class A                                     49,999
                                                                          ------
                                                                         700,275
                                                                         -------
Energy  (10.2%):
   3,356   Apache Corp.                                                  252,438
  13,058   Chesapeake Energy Corp.                                       499,468
   7,014   Devon Energy Corp.                                            481,441
   1,400   Forest Oil Corp. (b)                                           72,940
   1,700   Helmerich & Payne, Inc.                                       102,663
   2,300   Murphy Oil Corp.                                              114,701
   8,084   Noble Energy, Inc.                                            379,140
   1,300   Suncor Energy, Inc. ADR                                        78,689
   1,743   Unit Corp. (b)                                                 96,353
   3,300   Vintage Petroleum, Inc.                                       150,678
   3,507   Weatherford International, Inc. (b)                           240,791
                                                                         -------
                                                                       2,469,302
                                                                       ---------
Financials  (13.4%):
   3,350   Allied Capital Corp. (c)                                       95,911
   2,000   Allmerica Financial Corp. (b)                                  82,280
   2,100   AMBAC Financial Group, Inc.                                   151,326
   1,400   Amcore Financial, Inc.                                         43,694
   3,084   AmeriCredit Corp. (b)                                          73,615
   2,500   BancorpSouth, Inc.                                             57,125
   1,337   Bear Stearns Companies, Inc.                                  146,736
   2,266   BOK Financial Corp.                                           109,153
   2,700   Chittenden Corp.                                               71,577
   3,159   City National Corp.                                           221,415
   3,621   Compass Bancshares, Inc.                                      165,950
   3,117   Fidelity National Financial, Inc.                             138,769
   2,900   First American Financial Corp.                                132,443
   4,832   First Horizon National Corp.                                  175,643
   2,000   Firstmerit Corp.                                               53,580
   1,068   Fulton Financial Corp.                                         17,889
   2,767   Legg Mason, Inc.                                              303,513
   1,700   M & T Bank Corp.                                              179,707
   3,140   MoneyGram International, Inc.                                  68,169
   2,630   Nationwide Financial Services, Inc.                           105,332
     533   New York Community Bancorp,                                     8,741
           Inc.
   5,949   Old Republic International Corp.                              158,660
   2,743   PMI Group, Inc.                                               109,363
   3,723   Protective Life Corp.                                         153,313
   2,964   TCF Financial Corp.                                            79,287
   1,323   TD Banknorth, Inc.                                             39,875
   3,227   Torchmark Corp.                                               170,482
     634   Toronto-Dominion Bank                                          31,269
   2,500   Wilmington Trust Corp.                                         91,125
                                                                          ------
                                                                       3,235,942
                                                                       ---------
Health Care  (12.6%):
   3,000   AmerisourceBergen Corp.                                       231,900
   2,785   Barr Laboratories, Inc. (b)                                   152,952
     974   Caremark Rx, Inc. (b)                                          48,632
   1,186   Cephalon, Inc. (b)                                             55,054
   3,000   Coventry Health Care, Inc. (b)                                258,060
     400   Dentsply International, Inc.                                   21,608
   1,200   Health Management Associates,                                  28,164
           Inc.
   1,470   Hillenbrand Industries, Inc.                                   69,164
   3,278   Invitrogen Corp. (b)                                          246,604
   3,533   Lincare Holdings, Inc. (b)                                    145,030
   6,352   Mylan Laboratories, Inc.                                      122,340
   7,000   Omnicare, Inc.                                                393,609
   2,620   Owens & Minor, Inc.                                            76,897
   4,500   Pediatrix Medical Group, Inc. (b)                             345,690
   2,550   Renal Care Group, Inc. (b)                                    120,666
   6,100   Respironics, Inc. (b)                                         257,298
   3,689   Thermo Electron Corp. (b)                                     113,990
   2,900   Viasys Healthcare, Inc. (b)                                    72,471
   7,500   Watson Pharmaceutical, Inc. (b)                               274,575
                                                                         -------
                                                                       3,034,704
                                                                       ---------
Industrials  (10.8%):
   1,675   Alliant Techsystems, Inc. (b)                                 125,039
     300   Avery Dennison Corp.                                           15,717
   2,900   Banta Corp.                                                   147,581
     700   Chaparral Steel (b)                                            17,654
   2,656   Cooper Industries Ltd., Class A                               183,636
   4,100   Elbit Systems Ltd.                                             89,749
   1,300   G & K Services, Inc., Class A                                  51,207
   4,200   Griffon Corp. (b)                                             103,320
   3,238   Insituform Technologies, Inc., Class                           55,985
           A (b)
   3,019   Kennametal, Inc.                                              148,052
   4,759   L-3 Communications Corp.                                      376,293
   3,152   NCO Group, Inc. (b)                                            65,120
   2,600   Oshkosh Truck Corp.                                           112,216
   4,379   Pall Corp.                                                    120,423
   2,336   Parker Hannifin Corp.                                         150,228
   3,800   Precision Castparts Corp.                                     201,780
   1,000   R.R. Donnelley & Sons Co.                                      37,070
     300   Rockwell International Corp.                                   15,870
   1,600   Ryder System, Inc.                                             54,752
   1,800   Stericycle, Inc. (b)                                          102,870
     984   Tecumseh Products Co., Class A                                 21,176
   3,421   Teleflex, Inc.                                                241,181
   1,100   Textron, Inc.                                                  78,892
   2,400   Thomas & Betts Corp. (b)                                       82,584
                                                                          ------
                                                                       2,598,395
                                                                       ---------
Materials  (5.9%):
   3,300   Albemarle Corp.                                               124,410
   4,300   AptarGroup, Inc.                                              214,183
     600   Ball Corp.                                                     22,044
   3,000   Bemis Co.                                                      74,100
   5,000   Cytec Industries, Inc.                                        216,900
   1,031   Eagle Materials, Inc.                                         125,132
     900  Ferro Corp.                                                    16,488
   5,000   FMC Corp. (b)                                                 286,100
     700   Lafarge North America Corp.                                    47,327
   1,960   Lubrizol Corp.                                                 84,927
   1,100   Minerals Technologies, Inc.                                    62,931
   1,300   Pactiv Corp. (b)                                               22,776
     800   Schnitzer Steel Industries, Inc.                               26,056
     700   Texas Industries, Inc.                                         38,080
     700   The Scotts Co.                                                 61,551
                                                                          ------
                                                                       1,423,005
                                                                       ---------
Technology  (11.3%):
  10,766   Activision, Inc. (b)                                          220,165
   1,459   Affiliated Computer Services, Inc.                             79,661
           (b)
     700   Amdocs, Ltd. (b)                                               19,411
      26   Avid Technology, Inc. (b)                                       1,076
     150   Benchmark Electronics, Inc. (b)                                 4,518
   2,600   Cognos, Inc. (b)                                              101,218
   1,540   Coherent, Inc. (b)                                             45,091
   1,900   Electronic Arts, Inc. (b)                                     108,091
   2,000   ESS Technology, Inc. (b)                                        7,100
   2,312   Fisher Scientific International, Inc.                         143,460
           (b)
     976   FLIR Systems, Inc. (b)                                         28,870
   5,410   Forrester Research, Inc. (b)                                  112,636
   3,300   Harris Corp.                                                  137,940
   2,878   Imation Corp.                                                 123,380
     700   Interactive Data Corp.                                         15,855
   4,500   Intergraph Corp. (b)                                          201,195
   2,792   International Rectifier Corp. (b)                             125,863
     700   Intuit, Inc. (b)                                               31,367
   3,200   JDA Software Group, Inc. (b)                                   48,576
     600   Molex, Inc.                                                    16,008
   2,748   NCR Corp. (b)                                                  87,689
   1,600   Novell, Inc. (b)                                               11,920
   6,168   Paxar Corp. (b)                                               103,931
   2,140   Progress Software Corp. (b)                                    67,988
     898   SafeNet, Inc. (b)                                              32,606
   3,700   Sandisk Corp. (b)                                             178,525
   3,928   Scientific-Atlanta, Inc.                                      147,339
   3,800   Sybase, Inc. (b)                                               88,996
  10,800   Symantec Corp. (b)                                            244,728
   1,700   Symmetricom, Inc. (b)                                          13,158
   1,907   Tektronix, Inc.                                                48,114
   1,050   THQ, Inc. (b)                                                  22,386
   2,050   Trimble Navigation Ltd. (b)                                    69,065
   1,117   Varian Semiconductor Equipment                                 47,327
           Associates, Inc. (b)                                           ------
                                                                       2,735,253
                                                                       ---------
Telecommunications  (0.3%):
  1,407   CenturyTel, Inc.                                                49,217
    400   Commonwealth Telephone                                          15,080
          Enterprises, Inc.                                               ------
                                                                          64,297
Utilities  (5.0%):
   2,200   AGL Resources, Inc.                                            81,642
   1,296   Allete, Inc.                                                   59,370
   2,300   Atmos Energy Corp.                                             64,975
   1,700   Constellation Energy Group                                    104,720
   3,691   Energy East Corp.                                              92,976
     700   Keyspan Corp.                                                  25,746
   4,321   MDU Resources Group, Inc.                                     154,044
   2,900   National Fuel Gas Co.                                          99,180
   1,200   New Jersey Resources Corp.                                     55,176
   1,200   Peoples Energy Corp.                                           47,256
   4,664   Questar Corp.                                                 410,991
                                                                         -------
                                                                       1,196,076
                                                                       ---------
Total Common Stocks (Cost $14,888,804)                                20,725,322
                                                                      ----------

Mutual Funds  (4.1%):
Exchange Traded Funds  (4.1%):
   7,200   iShares S&P Midcap 400 (c)                                    516,600
   3,652   MidCap SPDR Trust Series 1 Index Fund (c)                     477,974
                                                                         -------
Total Mutual Funds (Cost $688,326)                                       994,574
                                                                         -------

Cash Equivalent  (10.0%):
 2,424,865   Huntington Money Market Fund,                             2,424,865
             Interfund Shares *                                        ---------
Total Cash Equivalent (Cost $2,424,865)                                2,424,865
                                                                       ---------

  Shares or Principal
        Amount                                                             Value

Short-Term Securities Held as Collateral for Securities Lending (4.2%):

Commerical Paper (0.6%):

$     36,620  Cafco LLC, 3.74%, 11/21/2005                                36,620

      36,620  Ford Credit Floor Plan Master Owner Trust A,
              2002-1 Motown, 3.82%, 11/18/2005                            36,620

      14,750  Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005        14,750

      18,513  Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005        18,513

      25,329  Three Pillars Funding LLC, 3.70%, 10/14/2005                25,329

      15,462  Three Pillars Funding LLC, 3.80%, 10/28/2005                15,462
                                                                          ------

                                                                         147,294
                                                                         -------


Mutual Fund (0.0%):

         512  JP Morgan Institutional Prime Money Market Fund,
              3.61%, 10/03/2005                                              512
                                                                             ---




Repurchase Agreements (1.5%):

      146,482  JP Morgan Chase & Co., 3.88%, 10/03/2005                  146,482

       73,241  JP Morgan Chase & Co., 3.88%, 10/03/2005                   73,241

      151,568  UBS Securities LLC, 3.90%, 10/03/2005                     151,568
                                                                         -------
                                                                         371,291
                                                                         -------


Time Deposit (0.1%):

       21,975  Wells Fargo & Co., 3.94%, 10/03/2005                       21,975
                                                                          ------


Variable Rate Obligations (2.0%):

       36,519  Bank One Issuance Trust Class A, 2004-4,
               3.81%, 10/17/2005                                          36,519

       21,972  Bank One Issuance Trust Class A, 2003-1,
               3.82%, 10/17/2005                                          21,972

       25,024  Citibank Credit Card Issuance Trust, Class 2002-A9,
               Series 2000, 3.89%, 12/15/2005                             25,024

       11,698  Chase Credit Card Owner Trust Class A, 2004-2,
               3.81%, 10/17/2005                                          11,698

       36,620  Chase Credit Card Owner Trust Class A, 2004-2,
               3.81%, 10/17/2005                                          36,620

       18,310  Chase Credit Card Master Trust Class A, 2001-2,
               3.81%, 10/17/2005                                          18,310

       31,534  Chase Credit Card Owner Trust Class A, 2001-1,
               3.81%, 10/17/2005                                          31,534

        9,257  Chase Credit Card Owner Trust Class A, 2003-1,
               3.81%, 10/17/2005                                           9,257

        7,629  Chase Credit Card Owner Trust Class A, 2003-1,
               3.82%, 10/17/2005                                           7,629

       21,972  Chase Credit Card Owner Trust Class A, 2003-1,
               3.83%, 10/17/2005                                          21,972

       20,243  Daimler Chrysler Master Owner Trust, 2003-A,
               3.82%, 10/17/2005                                          20,243

       18,310  Deutsche Bank AG, 4.07%, 10/03/2005                        18,310

       18,310  Discover Card Master Trust Class A, 2003-1,
               3.83%, 10/17/2005                                          18,310

       19,734  Discover Card Master Trust Class A, 2001-2,
               3.82%, 10/17/2005                                          19,734

        6,917  General Electric Co., 4.15%, 7/15/2006                      6,917

       36,620  HBOS Treasury Services PLC, 4.04%, 12/30/2005              36,620

       36,620  JP Morgan Securities, Inc., 3.92%, 12/02/2005              36,620

        7,324  MBNA Master Credit Card Trust II Class A, 1997-K,
               3.81%, 10/17/2005                                           7,324

       43,945  MBNA Master Credit Card Trust II Class A, 2000-K,
               3.64%, 10/17/2005                                          43,945

       29,296  Merril Lynch & Co., Inc., 3.90%, 12/15/2005                29,296

       18,309  Merril Lynch & Co., Inc., 4.07%, 10/03/2005                18,309
                                                                          ------
                                                                         476,163
                                                                         -------


Total Short-Term Securities Held as Collateral For
Securities Lending (Cost $1,017,235)                                   1,017,235
                                                                       ---------








Total Investments (Cost $19,019,230) (a)   -   104.2%                 25,161,996
Liabilities in Excess of Other Assets   -   (4.2)%                   (1,012,957)
                                                                     -----------

NET ASSETS   -   100.0%                                      $        24,149,039
                                                                      ==========
------------
See Notes to Portfolio of Investments.




Huntington VA New Economy Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


               Security
Shares        Description                                                  Value

Common Stocks  (85.5%):
Consumer Discretionary  (15.2%):
    2,800   Adesa, Inc.                                    $              61,880
    4,400   Alderwoods Group, Inc. (b)                                    72,071
    1,200   Alliance Atlantis Communications,                             32,400
            Inc. (b)
      850   American Eagle Outfitters, Inc.                               20,001
      520   Autoliv, Inc.                                                 22,620
      307   AutoNation, Inc. (b)                                           6,131
      750   Barnes & Noble, Inc.                                          28,275
      775   Bebe Stores, Inc.                                             13,563
      200   Black & Decker Corp.                                          16,418
      300   Brunswick Corp.                                               11,319
    1,050   Bunge Ltd.                                                    55,251
      800   Burlington Coat Factory Warehouse                             30,432
            Corp.
    1,200   Burlington Northern Santa Fe Corp.                            71,760
    2,700   Canwest Global Comm Corp. (b)                                 30,348
      194   CBRL Group, Inc.                                               6,530
      580   Centex Corp.                                                  37,456
    2,100   Chiquita Brands International, Inc.                           58,695
    1,250   Circuit City Stores, Inc.                                     21,450
      480   Coach, Inc. (b)                                               15,053
    1,400   D. R. Horton, Inc.                                            50,708
      450   Electronics Boutique Holdings Corp.                           28,278
            (b)
    1,220   Finish Line                                                   17,800
      176   Harrah's Entertainment, Inc.                                  11,473
      350   Hovnanian Enterprises (b)                                     17,920
      300   J.C. Penney Co., Inc.                                         14,226
    1,030   K-Swiss, Inc.                                                 30,457
      240   KB Home                                                       17,568
      400   Lennar Corp.                                                  23,904
    1,400   Longs Drug Stores Corp.                                       60,046
      152   M/I Schottenstein Homes, Inc.                                  8,248
      210   MDC Holdings, Inc.                                            16,567
      350   Meritage Corp. (b)                                            26,831
      400   MGM Grand, Inc. (b)                                           17,508
      900   Movie Gallery, Inc.                                            9,351
      600   Nordstrom, Inc.                                               20,592
       39   NVR, Inc. (b)                                                 34,513
      900   Orient-Express Hotel Ltd.                                     25,578
      900   Phillips-Van Heusen Corp.                                     27,918
      400   Pulte Homes, Inc.                                             17,168
    1,300   Quiksilver, Inc. (b)                                          18,785
      315   RARE Hospitality International, Inc.                           8,096
            (b)
      170   Royal Caribbean Cruises Ltd.                                   7,344
      200   Ryland Group, Inc.                                            13,684
      520   Sauer-Danfoss, Inc.                                           10,400
      885   SCP Pool Corp.                                                30,913
      200   Sears Holdings Corp. (b)                                      24,884
      820   Standard-Pacific Corp.                                        34,038
      200   Starwood Hotels & Resorts                                     11,434
            Worldwide, Inc.
      270   TBC Corp. (b)                                                  9,312
    1,468   Technical Olympic USA, Inc.                                   38,403
      730   The Children's Place, Inc. (b)                                26,017
    2,300   The Great Atlantic & Pacific Tea Co.,                         65,228
             Inc. (b)
      600   Toll Brothers, Inc. (b)                                       26,802
      800   Urban Outfitters, Inc. (b)                                    23,520
      700   Vail Resorts, Inc. (b)                                        20,125
      575   Wci Communities, Inc. (b)                                     16,313
      258   YUM! Brands, Inc.                                             12,490
                                                                          ------
                                                                       1,486,095
                                                                       ---------
Consumer Staples  (3.5%):
      580   7-ELEVEN, Inc. (b)                                            20,654
        1   Applebee's International, Inc.                                    10
    2,300   Archer-Daniels-Midland Co.                                    56,718
      725   Brascan Corp.                                                 33,785
      750   Chattem, Inc. (b)                                             26,625
    1,736   Constellation Brands, Inc. (b)                                45,136
    1,620   CVS Corp.                                                     46,996
      570   Flowers Foods, Inc.                                           15,550
    1,600   Pilgrim's Pride Corp.                                         58,240
      920   Ralcorp Holding, Inc.                                         38,566
                                                                          ------
                                                                         342,280
                                                                         -------
Energy  (6.9%):
      500   Atwood Oceanics, Inc. (b)                                     42,105
      600   Burlington Resources, Inc.                                    48,792
      350   ConocoPhillips                                                24,469
    1,200   Grand Prideco, Inc. (b)                                       48,780
    1,000   Helmerich & Payne, Inc.                                       60,390
      550   Hydril (b)                                                    37,752
      200   Marathon Oil Corp.                                            13,786
      260   Murphy Oil Corp.                                              12,966
      585   Occidental Petroleum Corp.                                    49,977
    1,200   Oil States International, Inc. (b)                            43,572
      500   Precision Drilling (b)                                        24,600
      925   Remington Oil & Gas Corp. (b)                                 38,388
    1,720   Todco                                                         71,740
      500   Transocean Sedco Forex, Inc. (b)                              30,655
      700   Unit Corp. (b)                                                38,696
      400   Valero Energy Corp.                                           45,224
    1,004   XTO Energy, Inc.                                              45,501
                                                                          ------
                                                                         677,393
                                                                         -------
Financials  (6.9%):
    1,000   American Real Estate Partners,                                37,500
            L.P.
    1,500   CB Richard Ellis Group, Inc. (b)                              73,800
    2,450   Center Financial Corp.                                        57,575
    1,000   CompuCredit Corp. (b)                                         44,420
    1,348   Countrywide Credit Industries, Inc.                           44,457
    2,085   Credicorp Ltd.                                                59,568
      335   Fidelity National Financial, Inc.                             14,914
      440   First American Financial Corp.                                20,095
      375   First Republic Bancorp, Inc.                                  13,211
      190   Golden West Financial Corp.                                   11,284
    1,200   Jones Lang LaSalle, Inc.                                      55,272
      850   Nelnet, Inc. (b)                                              32,309
      700   Philadelphia Consolidated Holdings                            59,430
            Corp. (b)
      350   Progressive Corp.                                             36,670
    1,100   Shinhan Finnancial Group Co., Ltd                             76,285
            ADR
      460   Sovereign Bancorp                                             10,138
      492   Ventas, Inc.                                                  15,842
      220   WFS Financial, Inc. (b)                                       14,782
                                                                          ------
                                                                         677,552
                                                                         -------
Health Care  (15.6%):
      900   Aetna US Healthcare, Inc.                                     77,526
      510   Apria Healthcare Group, Inc. (b)                              16,274
      400   Bausch & Lomb, Inc.                                           32,272
      372   Becton, Dickinson & Co.                                       19,504
    1,200   Biosite, Inc. (b)                                             74,232
      587   Caremark Rx, Inc. (b)                                         29,309
      550   Cerner Corp. (b)                                              47,812
    1,700   Community Health Care, Inc. (b)                               65,977
    1,233   Cooper Companies, Inc.                                        94,460
      390   Coventry Health Care, Inc. (b)                                33,548
    2,000   Dade Behring Holdings, Inc.                                   73,320
    1,125   DaVita, Inc. (b)                                              51,829
      280   Dentsply International, Inc.                                  15,126
    1,565   Genesis Healthcare Corp. (b)                                  63,101
    2,150   Humana, Inc. (b)                                             102,942
    2,900   Medcath Corp Com (b)                                          68,875
    2,250   Option Care, Inc.                                             32,940
      980   PacifiCare Health Systems, Inc.                               78,184
            (b)
      870   Parexel International Corp. (b)                               17,478
      524   Pediatrix Medical Group, Inc. (b)                             40,254
      550   Quest Diagnostics, Inc.                                       27,797
      585   Renal Care Group, Inc. (b)                                    27,682
    1,490   Sierra Health Services, Inc. (b)                             102,616
    4,300   Thoratec Corp. (b)                                            76,368
      900   UnitedHealth Group, Inc.                                      50,580
    3,600   Ventiv Health, Inc. (b)                                       94,356
    1,300   Wellpoint, Inc. (b)                                           98,566
                                                                          ------
                                                                       1,512,928
                                                                       ---------
Industrials  (12.0%):
      143   Albany International Corp.                                     5,272
      925   AMERCO                                                        53,826
    1,400   Canadia Pacific Railway                                       60,144
    1,938   Cendant Corp.                                                 40,000
    1,700   Dollar Thrifty Automotive Group,                              57,239
            Inc. (b)
      750   DRS Technologies, Inc.                                        37,020
      160   Fedex Corp.                                                   13,941
    1,650   Firstservice Corp. (b)                                        37,868
      530   Flowserve Corp. (b)                                           19,266
    1,700   Gardner Denver, Inc. (b)                                      75,820
      700   Genlyte Group (b)                                             33,656
    2,300   Hornbeck Offshore Services, Inc.                              84,248
            (b)
      556   J.B. Hunt Transport Services, Inc.                            10,570
      190   L-3 Communications Corp.                                      15,023
    2,900   Labor Ready, Inc. (b)                                         74,385
    2,600   Laidlaw International, Inc.                                   62,842
    1,500   McGrath Rentcorp                                              42,495
    1,050   Mobile Mini, Inc. (b)                                         45,518
      183   PACCAR, Inc.                                                  12,424
    1,450   Shaw Group, Inc. (b)                                          35,757
      620   Simpson Manufacturing Co., Inc.                               24,267
    1,200   Teledyne Technologies, Inc. (b)                               41,364
      800   Terex Corp. (b)                                               39,544
    1,000   Timken Co.                                                    29,630
    1,540   USG Corp. (b)                                                105,828
      880   Washington Group International, Inc.                          47,423
             (b)
    1,700   West Corp. (b)                                                63,563
      119   Yellow Roadway Corp. (b)                                       4,929
                                                                           -----
                                                                       1,173,862
                                                                       ---------
Materials  (4.9%):
      305   Barrick Gold Corp.                                             8,860
      200   Eastman Chemical Co.                                           9,394
      300   Inco Ltd.                                                     14,205
      325   Lyondell Chemical Co.                                          9,302
      300   Monsanto Co.                                                  18,825
    1,300   NS Group, Inc. (b)                                            51,025
      975   Nucor Corp.                                                   57,515
      500   Phelps Dodge Corp.                                            64,964
      400   Potash Corporation of                                         37,328
            Saskatchewan, Inc.
      625   Quanex Corp.                                                  41,388
      650   Reliance Steel & Aluminum Co.                                 34,405
    1,500   RTI International Metals, Inc. (b)                            59,025
      300   Silgan Holdings, Inc.                                          9,978
      700   Southern Peru Copper Corp.                                    39,172
      300   The Dow Chemical Co.                                          12,501
      600   USEC, Inc.                                                     6,696
                                                                           -----
                                                                         474,583
                                                                         -------
Real Estate Investment Trusts  (0.5%):
    1,200   CBL & Associates Properties, Inc.                             49,188
                                                                          ------
Technology  (14.5%):
    1,066   Activision, Inc. (b)                                          21,800
    1,300   Ansys, Inc. (b)                                               50,037
    1,050   Anteon International Corp. (b)                                44,898
    1,650   Apple Computer, Inc. (b)                                      88,457
    9,000   Arris Group, Inc. (b)                                        106,739
    2,620   Autodesk, Inc.                                               121,672
    5,000   Bottomline Technologies, Inc. (b)                             75,450
      700   EMC Corp. (b)                                                  9,058
        1   Fisher Scientific International, Inc.                             50
            (b)
    2,850   Geac Computer (b)                                             26,562
      700   Hutchinson Technology, Inc. (b)                               18,284
    1,270   Intergraph Corp. (b)                                          56,782
    3,200   Internet Security, Inc. (b)                                   76,832
    1,800   Itron, Inc. (b)                                               82,188
    5,100   Ixys Corp. (b)                                                53,856
      400   Jabil Circuit, Inc. (b)                                       12,368
    1,150   Komag, Inc. (b)                                               36,754
      600   Micros Systems, Inc. (b)                                      26,250
    1,225   NCR Corp. (b)                                                 39,090
    2,800   NVIDIA Corp. (b)                                              95,984
      400   Progress Software Corp. (b)                                   12,708
    6,500   Radiant Systems, Inc. (b)                                     67,080
    4,700   SBA Communications Corp. (b)                                  72,615
    1,350   SRA International, Inc. (b)                                   47,898
    3,850   TALX Corp.                                                   126,241
    1,550   Verisign, Inc. (b)                                            33,124
      860   Viscount Systems, Inc. (b)                                       687
      476   Yahoo, Inc. (b)                                               16,108
                                                                          ------
                                                                       1,419,572
                                                                       ---------
Telecommunications  (3.1%):
    3,306   American Tower Corp.-Class A (b)                              82,484
    1,075   Commonwealth Telephone Enterprises, Inc.                      40,528
      849   Sprint Corp.                                                  20,189
      230   Telephone & Data Systems, Inc.                                 8,637
      230   Telephone & Data Systems, Inc.                                 8,970
    1,900   Telus Corp.                                                   77,406
    7,500   UbiquiTel, Inc. (b)                                           65,550
                                                                          ------
                                                                         303,764
                                                                         -------
Utilities  (2.4%):
    1,800   AES Corp. (b)                                                 29,574
    1,250   Allegheny Energy, Inc. (b)                                    38,400
      525   Constellation Energy Group                                    32,340
      800   Energen Corp.                                                 34,608
      900   ONEOK, Inc.                                                   30,618
    2,500   Sierra Pacific Resources (b)                                  37,125
    1,200   UGI Corp.                                                     33,780
                                                                          ------
                                                                         236,445
                                                                         -------
Total Common Stocks (Cost $6,249,565)                                  8,353,662
                                                                       ---------

Cash Equivalent  (14.3%):
               1,394,218   Huntington Money Market Fund,               1,394,218
                           Interfund Shares *                          ---------
Total Cash Equivalent (Cost $1,394,218)                                1,394,218
                                                                       ---------



Total Investments (Cost $7,643,783) (a)   -   99.8%                    9,747,880
Other Assets in Excess of Liabilities   -   0.2%                          20,168
                                                                          ------

NET ASSETS   -   100.0%                                    $           9,768,048
                                                                       =========
------------
See Notes to Portfolio of Investments.


Huntington VA Rotating Markets Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


                              Security
               Shares        Description                                   Value

Mutual Funds  (96.1%):
                  17,955   iShares EAFE Index Fund                $    1,043,007
                   2,572   iShares MSCI Brazil Index Fund                 85,699
                   7,131   iShares MSCI Canada Index Fund                153,816
                   4,139   iShares MSCI Emerging Markets                 351,318
                           Index Fund
                   7,782   iShares MSCI EMU Index Fund                   598,591
                   4,890   iShares MSCI Hong Kong Index                   66,406
                           Fund
                   5,700   iShares MSCI Japan Index Fund                  69,483
                   5,782   iShares MSCI Mexico Index Fund                189,418
                   2,350   iShares MSCI Pacific ex-Japan                 242,403
                           Index Fund
                  13,499   iShares MSCI Singapore Index                  107,722
                           Fund
                   9,940   iShares MSCI United Kingdom Index             188,462
                           Fund
                  11,293   iShares Russell 1000 Index Fund               753,809
                   1,181   iShares Russell 3000 Value Index              106,066
                           Fund
                   3,185   iShares Russell Midcap Value Index            394,462
                           Fund
                   1,379   iShares S&P Latin America 40 Index            166,004
                           Fund
                   5,211   iShares S&P Small Cap 600 Index               301,300
                           Fund
                   2,596   iShares S&P SmallCap 600 BARRA                301,473
                           Growth Index Fund
                     800   iShares U.S. Energy Sector Index               72,936
                           Fund
                   1,900   iShares U.S. Healthcare Sector                118,142
                           Index Fund
                   5,065   MidCap SPDR Trust Series 1 Index              662,907
                           Fund
                   2,850   Rydex S&P Equal Weight Index                  463,809
                           Fund                                          -------
Total Mutual Funds (Cost $5,347,167)                                   6,437,233
                                                                       ---------

Cash Equivalent  (4.0%):
                 267,226   Huntington Money Market Fund,                 267,226
                           Interfund Shares *                            -------
Total Cash Equivalent (Cost $267,226)                                    267,226
                                                                         -------



Total Investments (Cost $5,614,393) (a)   -   100.1%                   6,704,459
Liabilities in Excess of Other Assets   -   (0.1)%                       (3,722)
                                                                         -------

NET ASSETS   -   100.0%                                      $         6,700,737
                                                                       =========
------------
See Notes to Portfolio of Investments.


Huntington VA Situs Small Cap Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)


                              Security
               Shares        Description                                   Value

Common Stocks  (92.3%):
Cayman Islands  (3.3%):
Consumer Discretionary  (3.3%):
                   3,000   Garmin Ltd.                         $         203,490
                                                                         -------
United States  (89.0%):
Consumer Discretionary  (9.6%):
                   2,000   AnnTaylor Stores Corp. (b)                     53,100
                   3,000   Audiovox Corp., Class A (b)                    41,940
                   3,000   Brunswick Corp.                               113,190
                     300   Columbia Sportswear Co. (b)                    13,920
                   2,000   Fossil, Inc. (b)                               36,380
                   1,000   Home Depot, Inc.                               38,140
                     500   Kerzner International Ltd. (b)                 27,775
                   1,500   Polo Ralph Lauren Corp.                        75,450
                   1,200   Reebok International Ltd.                      67,884
                     800   Toll Brothers, Inc. (b)                        35,736
                   3,000   Urban Outfitters, Inc. (b)                     88,200
                     350   West Marine, Inc. (b)                           5,173
                                                                           -----
                                                                         596,888
                                                                         -------
Consumer Staples  (2.0%):
                   2,100   Fresh Del Monte Produce, Inc.                  57,162
                   2,200   Performance Food Group Co. (b)                 69,432
                                                                          ------
                                                                         126,594
                                                                         -------
Energy  (13.2%):
                     750   CARBO Ceramics, Inc.                           49,493
                   2,000   Denbury Resources, Inc. (b)                   100,880
                   4,000   Headwaters, Inc. (b)                          149,600
                   1,000   Houston Exploration Co. (b)                    67,250
                   1,000   Hydril Co. (b)                                 68,640
                   2,000   National-Oilwell Varco, Inc. (b)              131,600
                   2,000   Newfield Exploration Co. (b)                   98,200
                   1,000   Remington Oil & Gas Corp. (b)                  41,500
                   1,000   Spinnaker Exploration Co. (b)                  64,690
                   1,000   XTO Energy, Inc.                               45,320
                                                                          ------
                                                                         817,173
                                                                         -------
Financials  (12.2%):
                   4,250   Arch Capital Group Ltd. (b)                   210,758
                   2,000   Bancshares of Florida, Inc (b)                 44,240
                   5,200   Colonial Bancgroup, Inc.                      116,480
                   3,000   Cullen/Frost Bankers, Inc.                    148,020

                   5,000   Scottish Annuity & Life Holdings Ltd.         119,200
                   2,000   WSFS Financial Corp.                          117,780
                                                                         -------
                                                                         756,478
                                                                         -------
Health Care  (14.3%):
                   3,000   Albany Molecular Research (b)                  36,540
                   2,150   Bio-Rad Laboratories, Inc., Class A (b)       118,229
                   2,500   Cerner Corp. (b)                              217,325
                   3,500   Edwards Lifesciences Corp. (b)                155,435
                   4,000   Intermagnetics General Corp. (b)              111,760
                   1,000   Kindred Healthcare, Inc. (b)                   29,800
                   4,000   Mentor Corp.                                  220,039
                     100   Par Pharmaceutical, Inc. (b)                    2,662
                                                                           -----
                                                                         891,790
                                                                         -------
Industrials  (13.1%):
                   3,000   Armor Holdings, Inc. (b)                      129,030
                   2,000   ElkCorp                                        71,540
                   2,500   Jacobs Engineering Group, Inc. (b)            168,500
                   4,000   Precision Castparts Corp.                     212,400
                   4,000   Universal Forest Products, Inc.               229,280
                                                                         -------
                                                                         810,750
                                                                         -------
Materials  (7.9%):
                   3,750   Florida Rock Industries                       240,338
                   3,500   RTI International Metals, Inc. (b)            137,725
                   2,000   Steel Technologies, Inc.                       51,860
                     700   The Scotts Co., Class A                        61,551
                                                                          ------
                                                                         491,474
                                                                         -------
Technology  (13.6%):
                   2,000   Black Box Corp.                                83,920
                   3,000   Global Imaging Systems, Inc. (b)              102,150
                   3,000   Hutchinson Technology, Inc. (b)                78,360
                   4,500   Intergraph Corp. (b)                          201,194
                   4,000   Methode Electronics, Inc.                      46,080
                   5,500   Standard Microsystems Corp. (b)               164,505
                   6,000   Transaction Systems Architects,               167,100
                           Inc. (b)                                      -------
                                                                         843,309
                                                                         -------
Telecommunications  (0.4%):
                   2,300   General Communication, Inc., Class             22,770
                           A (b)                                          ------
Utilities  (2.7%):
                   2,000   Hawaiian Electric Industries, Inc.             55,760
                   4,000   UGI Corp.                                     112,600
                                                                         -------
                                                                         168,360
                                                                         -------
Total Common Stocks (Cost $4,879,406)                                  5,729,076
                                                                       ---------

Cash Equivalent  (7.2%):
                 450,167   Huntington Money Market Fund,                 450,167
                           Interfund Shares *                            -------
Total Cash Equivalent (Cost $450,167)                                    450,167
                                                                         -------



Total Investments (Cost $5,329,573) (a)   -   99.5%                    6,179,243
Other Assets in Excess of Liabilities   -   0.5%                          30,606
                                                                          ------

NET ASSETS   -   100.0%                                         $      6,209,849
                                                                       =========
------------
See Notes to Portfolio of Investments.


Huntington VA Mortgage Securities Fund
Portfolio of Investments                                      September 30, 2005
(Unaudited)

   Shares or
   Principal       Security
    Amount        Description                                             Value

U.S. Government Mortgage Backed Agencies (69.3%):
Federal Home Loan Bank (7.0%):
$ 91,219   Series 7I-2012, Class A, 5.000%, 6/15/12       $               89,452

  73,979   Series Z2-2013, Class A, 4.800%, 2/25/13                       73,066
                                                                          -----

                                                                         162,518
                                                                         -------
Federal Home Loan Mortgage Corporation  (23.0%):
  47,450   Pool # B18052, 4.500%, 3/1/15                                  46,579
  41,564   Pool # C90837, 5.500%, 6/1/24                                  41,848
  54,482   Pool # E96459, 5.000%, 5/1/18                                  54,394
  44,977   Pool # G18008, 4.500%, 9/1/19                                  44,089
  22,654   Pool # G18015, 4.500%, 10/1/19                                 22,207
  99,189   Pool # M80982, 5.000%, 7/1/12                                  99,743
  61,784   Pool # M90777, 4.500%, 1/1/08                                  61,860
  43,103   Series 1994-23, Class PK, 6.000%, 5/25/10                      43,876
  50,000   Series 2469, Class AK, 6.000%,  4/15/30                        50,189
  66,843   Series 2548, Class HA, 4.500%, 1/15/10                         66,535
                                                                          ------
                                                                         531,320
                                                                         -------
Federal National Mortgage Association  (23.2%):
  37,648   Pool # 254908, 5.000%, 9/1/23                                  37,197
  68,758   Pool # 254955, 4.000%, 10/1/10                                 67,479
  40,858   Pool # 255224, 4.000%, 5/1/11                                  40,095
  22,020   Pool # 255360, 5.000%, 8/1/24                                  21,747
  73,907   Pool # 255808, 5.000%, 7/1/25                                  72,964
  96,590   Pool # 357771, 5.000%, 5/1/25                                  95,358
  41,128   Pool # 721540, 5.000%, 7/1/33                                  40,370
 111,147   Series 2003-15, Class P, 5.000%, 12/25/26                     111,711
  50,000   Series 2672, Class GH, 5.500%, 8/15/31                         50,276
                                                                          ------
                                                                         537,197
                                                                         -------
Government National Mortgage Association  (16.1%):
   37,925   Pool # 3571, 6.500%, 6/20/34                                  39,283
   39,248   Pool # 3590, 5.500%, 8/20/19                                  40,027
   22,304   Pool # 3637, 5.500%, 11/20/34                                 22,488
   98,280   Pool # 3708, 5.500%, 5/20/20                                 100,236
   73,734   Pool # 3710, 5.000%, 5/20/35                                  72,801
   99,567   Pool # 3741, 4.500%, 8/20/20                                  97,895
                                                                          ------
                                                                         372,730
Total U.S. Government Mortgage Backed Agencies (Cost $1,620,945)       1,603,765
                                                                       ---------

U.S. Government Agencies (17.2%): Federal Home Loan Bank (8.7%):
   200,000   3.540%, 10/6/05                                             199,940
                                                                         -------
Federal Home Loan Mortgage Corporation  (8.5%):
   100,000   4.000%, 4/8/11                                               97,385
   100,000   5.000%, 3/2/15                                               99,739
                                                                          ------
                                                                         197,124
Total U.S. Government Agencies (Cost $398,168)                           397,064
                                                                         -------

Common Stocks  (8.2%):
Real Estate Investment Trusts  (8.2%):
       100   Acadia Realty Trust                                           1,799
       100   Alexandria Real Estate Equities,                              8,269
             Inc.
       200   Amb Property Corp.                                            8,980
       300   American Campus Communities,                                  7,206
             Inc.
       100   Boston Properties, Inc.                                       7,090
       100   Brandywine Realty Trust                                       3,109
       100   Capital Automotive Real Estate                                3,871
             Investment Trust, Inc.
       200   CBL & Associates Properties, Inc.                             8,198
       100   Duke Realty Corp.                                             3,388
       100   EastGroup Properties, Inc.                                    4,375
       200   Equity Lifestyle Properties, Inc.                             9,000
       200   Equity Residential Properties Trust                           7,570
       100   Essex Property Trust, Inc.                                    9,000
       200   General Growth Properties                                     8,986
       200   Health Care Property Investors,                               5,398
             Inc.
       100   Home Properties, Inc.                                         3,925
       200   Hospitality Properties Trust                                  8,572
       200   Kimco Realty Corp.                                            6,284
       200   Mack-Cali Realty Corp.                                        8,988
       100   Maguire Properties, Inc.                                      3,005
       200   Nationwide Health Properties, Inc.                            4,660
       100   New Plan Excel Realty Trust                                   2,295
       100   Pennsylvania Real Estate                                      4,218
             Investment Trust
       100   ProLogis                                                      4,431
       100   Public Storage, Inc.                                          6,700
       200   Realty Income Corp.                                           4,782
       200   Reckson Associates Realty Corp.                               6,910
       100   Simon Property Group, Inc.                                    7,412
       200   Tanger Factory Outlet Centers                                 5,562
       100   Vornado Realty Trust                                          8,662
       200   Weingarten Realty Investors                                   7,570
                                                                           -----
Total Common Stocks (Cost $176,117)                                      190,215
                                                                         -------

Cash Equivalent  (4.2%):
    96,677   Huntington Money Market Fund,                                96,677
             Interfund Shares *                                           ------
Total Cash Equivalent (Cost $96,677)                                      96,677
                                                                          ------



Total Investments (Cost $2,291,907) (a)   -   98.9%                    2,287,721
Other Assets in Excess of Liabilities   -   1.1%                          24,507
                                                                          ------

NET ASSETS   -   100.0%                                       $        2,312,228
                                                                       =========
------------
See Notes to Portfolio of Investments.



NOTES TO PORTFOLIO OF INVESTMENTS
(UNAUDITED)

                                             Tax Cost of       Unrealized          Unrealized          Net Unrealized
(a) Fund                                     Securities        Appreciation        Depreciation        Appreciation
                                                                                                      (Depreciation)**

 Huntington VA Dividend Capture Fund          41,971,352       1,742,797            (967,157)              775,640

 Huntington VA Growth Fund                    18,586,182       2,119,110            (645,150)            1,473,960

 Huntington VA Income Equity Fund             31,336,061       4,054,633            (570,941)            3,483,692

 Huntington VA International Equity Fund       1,326,032         146,027             (14,640)              131,387

 Huntington VA Macro 100 Fund                  6,668,139         366,834            (155,296)              211,538

 Huntington VA Mid Corp America Fund          19,019,230       6,315,011            (172,245)            6,142,766

 Huntington VA New Economy Fund                7,643,727       2,235,189            (131,035)            2,104,153

 Huntington VA Rotating Markets Fund           5,622,573       1,081,886                 -               1,081,886

 Huntington VA Situs Small Cap Fund            5,329,573         966,657            (116,987)              849,670

 Huntington VA Mortgage Securities Fund        2,291,907          18,007             (22,193)               (4,186)



** The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.



(b) Non-income producing security.

(c) All or part of the security was on loan as of September 30, 2005.

 *  Affiliated



The categories of investments are shown as a percentage of net assets.



The following abbreviations are used in the Portfolio of Investments:

ADR - American Depositary Receipt
AMEX - American Stock Exchange
EAFE - Europe, Australasia and Far East
EMU - European Monetary Union
MSCI - Morgan Stanley Capital International
S&P - Standard & Poor's






     This report contains the Portfolio of Investments of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

       Huntington VA Dividend Capture Fund (VA Dividend Capture Fund) Huntington VA Growth Fund (VA Growth Fund) Huntington VA Income Equity Fund (VA Income Equity Fund) Huntington VA International Equity Fund (VA International Equity Fund) Huntington VA Macro 100 Fund (VA Macro 100
       Fund) Huntington VA Mid Corp America Fund (VA Mid Corp America Fund) Huntington VA New Economy Fund (VA New Economy Fund) Huntington VA Rotating Markets Fund (VA Rotating Markets Fund) Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund) Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

A.       Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Huntington VA Funds (the "Trust") relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign securities are valued at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor"), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


B.  Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.       Foreign Exchange Contracts
The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2005, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

E.       Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.       Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.




The following is a summary of the VA Income Equity Fund's written option activity for the quarter ended September 30, 2005:

Contracts                                    Number of Contracts       Premium

Outstanding at 06/30/2005                     1,917                   $ 396,042

Options written                               3,236                     262,811

Options expired                               (218)                    (15,766)

Options closed                              (1,459)                   (119,636)

Options exercised
                                               (18)                     (3,366)

Outstanding at 09/30/2005                    3,458                    $ 520,085


At September 30, 2005, the VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract                                      Type      Expiration    Exercise Price       Number of    Market Value   Unrealized
                                                           Date                            Contracts                   Appreciation
                                                                                                                      (Depreciation)

Alltel Corp.                                  Call     October 2005         65               157           17,270         (4,083)

Automatic Data Processing, Inc.               Call     November 2005       47.5              93               930           3,859

ChevronTexaco Corp.                           Call     January 2006         55               134          150,080       (104,924)

Citigroup, Inc.                               Call     December 2005        45               130           18,200         (5,591)

ConocoPhillips                                Call     November 2005        60               18            18,360        (12,654)

ConocoPhillips                                Call     January 2006        52.5              138          248,400       (185,130)

Consolidated Edison, Inc.                     Call     January 2006         50               108           10,800         (2,727)

Duke Energy Corp.                             Call     October 2005         30               111            1,110          10,200

Duke Energy Corp.                             Call     October 2005        27.5              81            13,770           6,236

First Data Corp.                              Call     November 2005        45               92               920           6,101

Fortune Brands, Inc.                          Call     December 2005        90               76             2,280          19,789

General Electric Co.                          Call     December 2005        35               262           11,790           3,956

Genuine Parts Co.                             Call     November 2005        45               201            6,030          13,988

Intel Corp.                                   Call     October 2005         27.5             188              940          21,995

Lincoln National Corp.                        Call     January 2006         55               199           15,920         (1,951)

Molson Coors Brewing Co., Class B             Call     January 2006         70               41             3,690             537

Monsanto Co.                                  Call     October 2005         70               111              555          37,960

Occidental Petroleum Corp.                    Call     January 2006         70               109          178,760       (110,100)

Occidental Petroleum Corp.                    Call     November 2005        85               18             7,560           (414)

Occidental Petroleum Corp.                    Call     November 2005        80               16            12,960         (3,888)

PPG Industries, Inc.                          Call     November 2005        65               99               990          10,098

Progress Energy, Inc.                         Call     October 2005         45               82             1,230           4,838

R.R. Donnelley & Sons Co.                     Call     December 2005        40               155            1,550           5,270

R.R. Donnelley & Sons Co.                     Call     December 2005        35               154           36,190        (17,403)

Sprint Corp.                                  Call     November 2005        27.5             144              720          11,375

Thompson Corp.                                Call     January 2006         40               146            5,110           2,358

V.F. Corp.                                    Call     November 2005        60               64             6,400           7,167

Wachovia Corp.                                Call     October 2005         50               90               450          15,929

Washington Mutual, Inc.                       Call     October 2005         45               115              575           5,060

Wyeth                                         Call     January 2006         50               126            7,560           1,134


NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                                               $ (261,015)



G.    Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets (20% for the VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap, and VA Mortgage Securities Funds) on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the VADividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap and VA Mortgage Securities Funds, and at least equal to 102% of the value of securities on loan for the VA Growth and VA Income Equity Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain a portion of the interest received on investment of collateral. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore are not considered to be illiquid investments. For the quarter ended September 30, 2005, Boston Global Advisers ("BGA") served as sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except VA International Equity Fund, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of September 30, 2005, the following Funds had securities with the following market values on loan:


Fund                              Market Value       Market Value of
                                  of Loaned          Collateral*
                                  Securities

VA Dividend Capture Fund          $1,028,731         $1,050,606

VA Growth Fund                       171,140            175,225

VA Income Equity Fund                441,780            452,325

VA Mid Corp America Fund             995,684          1,017,235



* Includes securities and cash collateral





H.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends less foreign tax withholding (if any), are recorded on the ex-dividend date.








Item 2. Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Huntington VA Funds




By (Signature and Title)/s/Charles L. Davis, Jr.
                         Charles L. Davis, Jr.,
                         Chief Executive Officer and Principal Executive Officer


Date  November 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)/s/Charles L. Davis, Jr.
                         Charles L. Davis, Jr.,
                         Chief Executive Officer and Principal Executive Officer


Date  November 28, 2005




By (Signature and Title)/s/Christopher E. Sabato
                           Christopher E. Sabato,
                           Treasurer and Principal Financial Officer


Date  November 28, 2005